Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements
Assets and liabilities measured on a nonrecurring basis

	Thousands of Yen
	Level 1		Level 2		Level 3	Impairment loss
Year ended December 31, 2024
Assets
Leasehold improvements	¥	―	¥	―	¥311,436		¥135
Store operating rights		―		―	830,838		22,738
Total	¥	―	¥	―	¥1,142,274		¥22,873

Year ended December 31, 2023
Assets
Leasehold improvements	¥	―	¥	―	¥349,244	¥	―
Right-of-use asset - operating lease		―		―	2,089,402		―
Trademark		―		―	121,308		―
Total	¥	―	¥	―	¥2,559,954	¥	―

Year ended December 31, 2022
Assets
Leasehold improvements	¥	―	¥	―	¥353,425	¥	―
Right-of-use asset - operating lease		―		―	1,955,354		―
Trademark		―		―	137,351		―
Total	¥	―	¥	―	¥2,446,130	¥	―